Risk management and financial instruments - Narrative (Details)	12 Months Ended												0 Months Ended			12 Months Ended														1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended					0 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Dec. 31, 2014 Total Return Swap USD ($)	Dec. 31, 2014 Total Return Swap NOK	Dec. 31, 2013 Total Return Swap USD ($)	Dec. 31, 2013 Total Return Swap NOK	Dec. 31, 2012 Total Return Swap USD ($)	Dec. 31, 2014 Other Contract USD ($)	Dec. 31, 2013 Other Contract USD ($)	Sep. 18, 2013 SapuraKencana Share Agreements USD ($) contract	Dec. 31, 2014 SapuraKencana Share Agreements USD ($)	Dec. 31, 2013 SapuraKencana Share Agreements USD ($)	Dec. 31, 2014 Interest Rate Swap USD ($)	Dec. 31, 2013 Interest Rate Swap USD ($)	Dec. 31, 2012 Interest Rate Swap USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2014 Forward Contracts USD ($)	Dec. 31, 2013 Forward Contracts USD ($)	Dec. 31, 2012 Forward Contracts USD ($)	Dec. 31, 2014 Forward Contracts USD ($)	Dec. 31, 2013 Forward Contracts USD ($)	Dec. 31, 2014 Forward Contract 2 USD ($)	Dec. 31, 2014 Forward Contract 2 GBP (£)	Dec. 31, 2013 Forward Contract 2 USD ($)	Oct. 31, 2013 Sevan Drilling Interest Rate Swap USD ($) swap	Dec. 31, 2013 Sevan Drilling Interest Rate Swap USD ($)	Dec. 31, 2014 Minimum Cross Currency Interest Rate Contract	Dec. 31, 2014 Minimum Forward Contracts NOK	Dec. 31, 2014 Minimum Forward Contract 2 GBP (£)	Dec. 31, 2014 Maximum Cross Currency Interest Rate Contract	Dec. 31, 2014 Maximum Forward Contracts NOK	Dec. 31, 2014 Maximum Forward Contract 2 GBP (£)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Interest Rate Swap USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Interest Rate Swap USD ($)	Aug. 31, 2013 Variable Interest Entity, Primary Beneficiary Interest Rate Swap USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Ship Finance Variable Interest Entities Interest Rate Swap USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Ship Finance Variable Interest Entities Interest Rate Swap USD ($)	Dec. 31, 2014 Strike Price 1 Sevan Drilling NOK	Dec. 31, 2014 Strike Price 2 Sevan Drilling NOK	Dec. 31, 2014 Other Current Liabilities Sevan Share Repurchase Agreement USD ($)	Dec. 31, 2013 Other Current Liabilities Sevan Share Repurchase Agreement USD ($)	Sep. 18, 2013 Other Noncurrent Liabilities SapuraKencana Share Agreements USD ($)	Feb. 09, 2015 Subsequent Event Strike Price 1 Sevan Drilling NOK	Feb. 09, 2015 Subsequent Event Strike Price 1 Sevan Drilling	Feb. 09, 2015 Subsequent Event Strike Price 2 Sevan Drilling NOK	Feb. 09, 2015 Subsequent Event Strike Price 2 Sevan Drilling	Sep. 30, 2013 $1,750 facility (Sevan Drilling) USD ($)	Sep. 27, 2013 $1,750 facility (Sevan Drilling) USD ($)
Derivative [Line Items]
Outstanding principal amount																$ 7,918,000,000	$ 9,776,000,000		$ 807,000,000	$ 786,000,000					$ 260,000,000		$ 49,000,000	£ 30,000,000		$ 606,000,000										$ 450,000,000
Gross liability						(5,000,000)		(2,000,000)						(103,000,000)	(83,600,000)	(191,000,000)	(244,000,000)		(201,000,000)	(46,000,000)					(24,000,000)	(3,000,000)	(3,000,000)														(3,000,000)	(2,000,000)
Net Liability																134,000,000	89,000,000
Gain (Loss) on interest rate derivative instruments, not designated as hedging instruments																(176,100,000)	143,000,000	(129,000,000)	(171,200,000)	(10,000,000)	36,000,000	(58,000,000)	(49,000,000)	12,000,000
Number of instruments held													2																	5
Debt, face amount																																																				1,750,000,000	1,750,000,000
Contract termination cost																														19,000,000
Gain (Loss) on financial instruments	(497,000,000)		133,000,000		3,000,000																										(4,000,000)
Derivative maturity date																																Mar. 01, 2018			Mar. 01, 2019
Derivative, fixed interest rate																																4.94%			6.1825%
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs																																						0	3,000,000
Interest paid	493,000,000		(336,000,000)		(260,000,000)																																	(4,000,000)	(5,000,000)
Derivative, forward exchange rates																																	6,370,000.00			6,890,000.00
Derivative average forward exchange rate																																		1.59			1.68
Gross Asset														103,000,000	83,600,000														1,000,000
Derivative instruments not designated as hedging instruments, gain (loss), net						(72,600,000)		19,000,000		7,000,000	(19,000,000)	30,000,000
Option agreement, shares						4,000,000	4,000,000	1,400,000	1,400,000																																		216,065,464	81,828,500					216,065,464		81,828,500
Option agreement, strike price							96.02		255.38																																		4.1701	4.1966				0.7249		0.7246
Associated liabilities																																													167,000,000	198,000,000
Proceeds from derivative instrument, financing activities													250,000,000
Derivative, term of contract (in years)													3 years
Description of variable rate basis													LIBOR
Derivative, basis spread on variable rate													1.90%
Marketable securities pledged as collateral	325,000,000		666,000,000
Derivative financial instruments	$ 257,000,000	[1]	$ 250,000,000	[1]																																											$ 250,000,000

[1]	Derivative financial instruments represent liabilities associated with other derivative arrangements. See Note 32 to the consolidated financial statements included herein.